Operating Lease Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Operating Lease Liabilities [Line Items]
Operating lease	10 years
Prepaid the total lease expense						$ 2,319,791	¥ 15,000,000
Operating lease expense	$ 457,108		$ 446,633		$ 448,319
Short-term operating lease expense	2,468,553		$ 5,984,507		$ 8,505,383
Shou Hill Valley Area [Member]
Operating Lease Liabilities [Line Items]
Prepaid the total lease expense	2,319,791			¥ 15,000,000
Farmland [Member]
Operating Lease Liabilities [Line Items]
Lease expenses paid	$ 2,321,945			¥ 15,000,000
Base Station Tower [Member]
Operating Lease Liabilities [Line Items]
Lease expiration date	Nov. 24, 2029	Nov. 24, 2029
Minimum [Member]
Operating Lease Liabilities [Line Items]
Percentage of weighted average discount rate	3.75%
Percentage of incremental borrowing rate	3.70%
Maximum [Member]
Operating Lease Liabilities [Line Items]
Percentage of incremental borrowing rate	4.80%
Villas [Member]
Operating Lease Liabilities [Line Items]
Percentage of discount rate of operating lease liabilities	4.12%
Percentage of weighted average discount rate	4.12%			4.12%
Lease expenses paid	$ 1,387,482	¥ 9,450,000
Lease expiration date	Dec. 31, 2037	Dec. 31, 2037
Term lease payments	5 years	5 years
Villas [Member] | Maximum [Member]
Operating Lease Liabilities [Line Items]
Percentage of operating lease liabilities Interest rate	4.12%	4.12%
Base Station Tower [Member]
Operating Lease Liabilities [Line Items]
Percentage of discount rate of operating lease liabilities	3.14%
Lease expenses paid	$ 205,553	¥ 1,400,000
Base Station Tower [Member] | Minimum [Member]
Operating Lease Liabilities [Line Items]
Percentage of operating lease liabilities Interest rate	3.14%	3.14%